SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Recurring Basis [Member] - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 611,201	$ 815,890	$ 211,329
Money Market funds, included in cash equivalents	1,282,213	2,780,372	10,248,788
Marketable securities - U.S. Treasuries			3,010,119
Liabilities
Derivative liabilities	905,666	2,138,091	16,118,802
Quoted Prices in Active Markets (Level 1) [Member]
Assets
Cash	611,201	815,890	211,329
Money Market funds, included in cash equivalents	1,282,213	2,780,372	10,248,788
Marketable securities - U.S. Treasuries			3,010,119
Liabilities
Derivative liabilities
Observable Inputs (Level 2) [Member]
Assets
Cash
Money Market funds, included in cash equivalents
Marketable securities - U.S. Treasuries
Liabilities
Derivative liabilities
Unobservable Inputs (Level 3) [Member]
Assets
Cash
Money Market funds, included in cash equivalents
Marketable securities - U.S. Treasuries
Liabilities
Derivative liabilities	$ 905,666	$ 2,138,091	$ 16,118,802